Summary of Significant Accounting Policies - Reconciliation of operating lease obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jul. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments disclosed as of June 30, 2019		$ 330,848
Discounted using incremental borrowing rate and recognized as lease obligations as of July 1, 2019	$ 264,568	285,973
Lease obligations, current	34,743
Lease obligations, non-current	229,825
Total lease obligations	$ 264,568	285,973
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Less: Short-term leases recognized on a straight-line basis as expense		(1,756)
Undiscounted lease commitments, excluding short-term leases		329,092
Discounted using incremental borrowing rate and recognized as lease obligations as of July 1, 2019		285,973
Lease obligations, current		29,787
Lease obligations, non-current		256,186
Total lease obligations		$ 285,973